Schedule of Investments PIMCO StocksPLUS® Global Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.0% ¤
ASSET-BACKED SECURITIES 22.3%
CAYMAN ISLANDS 7.7%
37 Capital CLO 4 Ltd. 5.408% due 04/15/2035 •		$400	$400
522 Funding CLO Ltd. 5.627% due 10/20/2031 •		346	346
Anchorage Capital CLO 20 Ltd. 5.425% due 01/20/2035 •		600	601
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		455	451
ARES LXV CLO Ltd. 5.278% due 07/25/2034 •		900	903
ARES XLIV CLO Ltd. 5.424% due 04/15/2034 •		800	801
Atlantic Avenue Ltd. 5.585% due 01/20/2035 •		800	801
Bain Capital Credit CLO Ltd. 5.565% due 07/19/2034 •		1,000	1,001
BRSP Ltd. 5.398% due 08/19/2038 •		37	37
Canyon CLO Ltd. 5.418% due 10/15/2034 •		500	500
Fortress Credit BSL VII Ltd. 5.409% due 07/23/2032 •		442	442
ICG U.S. CLO Ltd. 5.308% due 01/16/2033 •		717	717
KKR CLO 42 Ltd. 5.349% due 07/20/2034 •		900	900
LCM 30 Ltd. 5.667% due 04/20/2031 •		267	268
Madison Park Funding XLVI Ltd. 5.318% due 10/15/2034 •		800	801
Neuberger Berman Loan Advisers CLO 45 Ltd. 5.380% due 10/14/2036 •		900	901
Northwoods Capital 25 Ltd. 4.862% due 07/20/2034 •		900	900
Octagon Investment Partners 40 Ltd. 5.365% due 01/20/2035 •		500	501
Parallel Ltd. 5.428% due 07/15/2034 •		500	500
Rockford Tower CLO Ltd. 5.293% due 07/20/2034 •		500	500
Sculptor CLO XXVII Ltd. 5.385% due 07/20/2034 •		900	901
Starwood Ltd. 5.450% due 04/18/2038 •		448	449
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •		200	200
Venture 36 CLO Ltd. 5.717% due 04/20/2032 •		150	150
Venture 44 CLO Ltd. 5.465% due 10/20/2034 •		500	501
Venture XXVIII CLO Ltd. 5.577% due 07/20/2030 •		123	123

Total Cayman Islands			14,595

IRELAND 0.8%
Accunia European CLO I DAC 2.976% due 07/15/2030 •	EUR	43	51
BlueMountain Fuji EUR CLO III DAC 2.746% due 01/15/2031 •		179	210
Carlyle Euro CLO DAC 3.221% due 08/15/2038 •		500	589
Hayfin Emerald CLO XIV DAC 3.205% due 01/22/2039 •		500	589

Total Ireland			1,439

JAPAN 0.2%
Oscar U.S. Funding XIV LLC 2.820% due 04/10/2029		$457	452

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Japan		452

JERSEY, CHANNEL ISLANDS 0.5%
Elmwood CLO 15 Ltd. 5.408% due 04/22/2035 •	600	602
Saranac CLO VI Ltd. 5.439% due 08/13/2031 •	258	259

Total Jersey, Channel Islands		861

UNITED STATES 13.1%
ACHV ABS Trust 5.070% due 10/27/2031	175	177
Affirm Asset Securitization Trust 5.220% due 12/17/2029	144	144
Ally Auto Receivables Trust 4.460% due 07/15/2027	115	115
American Credit Acceptance Receivables Trust
4.810% due 03/13/2028	178	178
4.730% due 01/12/2029	1,414	1,417
CarMax Auto Owner Trust 4.890% due 07/16/2029	600	607
Carvana Auto Receivables Trust
4.610% due 11/10/2027	116	116
4.530% due 01/10/2029	500	501
4.840% due 12/10/2027	171	172
5.900% due 08/10/2027	64	64
5.630% due 11/10/2027	40	40
Citizens Auto Receivables Trust
5.840% due 01/18/2028	331	334
5.110% due 04/17/2028	96	96
College Avenue Student Loans LLC 5.237% due 06/25/2052 •	781	775
Countrywide Asset-Backed Certificates Trust
4.752% due 10/25/2046 •	339	337
4.552% due 12/25/2046 •	605	580
CPS Auto Receivables Trust 4.710% due 03/15/2029	442	443
4.710% due 12/17/2029	500	504
Drive Auto Receivables Trust
4.500% due 09/15/2028	700	701
4.940% due 12/15/2027	142	142
Exeter Select Automobile Receivables Trust 4.540% due 06/15/2029	1,000	1,005
GLS Auto Receivables Issuer Trust 5.350% due 08/16/2027	107	107
5.960% due 10/16/2028	275	278
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	300	302
4.470% due 02/16/2028	271	271
GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059	139	139
4.930% due 06/25/2060	599	601
GreenState Auto Receivables Trust 5.530% due 08/16/2027	129	129
Harley-Davidson Motorcycle Trust 5.650% due 02/16/2027	11	11
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	505
4.530% due 09/15/2027	436	437
Lendbuzz Securitization Trust 7.090% due 10/16/2028	434	441
Mariner Finance Issuance Trust 1.860% due 03/20/2036	800	784
MF1 Ltd. 5.957% due 12/15/2035 •	131	131
Morgan Stanley Home Equity Loan Trust 4.782% due 02/25/2036 •	613	584
Navient Private Education Loan Trust 5.715% due 07/16/2040 •	123	124
Navient Private Education Refi Loan Trust 0.940% due 07/15/2069	344	315
Navient Student Loan Trust 5.245% due 12/15/2059 •	149	149
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.902% due 02/25/2036 •	79	74
OneMain Financial Issuance Trust 1.750% due 09/14/2035	479	471
Santander Drive Auto Receivables Trust
4.630% due 10/16/2028	500	502
5.930% due 07/17/2028	306	307
SBNA Auto Lease Trust 5.390% due 11/20/2026	352	353
SCCU Auto Receivables Trust
4.670% due 11/15/2028	500	502

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

4.570% due 01/15/2031	600	605
5.700% due 10/16/2028	461	465
Pagaya AI Debt Grantor Trust
4.684% due 08/17/2026	500	501
5.108% due 03/15/2033	900	907
5.065% due 03/15/2032	163	163
5.092% due 07/15/2032	217	219
6.278% due 10/15/2031	152	153
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.442% due 03/25/2035 •	106	98
5.997% due 02/25/2035 •	691	639
Reach ABS Trust
4.930% due 08/18/2032	537	540
5.120% due 08/18/2032	500	504
6.300% due 02/18/2031	77	77
SLM Private Credit Student Loan Trust 4.629% due 06/15/2039 •	668	652
SMB Private Education Loan Trust
5.822% due 02/16/2055 •	559	565
5.065% due 01/15/2053 •	263	261
1.290% due 07/15/2053	163	155
1.340% due 03/17/2053	426	401
4.985% due 01/15/2037 •	176	176
1.310% due 07/17/2051	247	232
SoFi Professional Loan Program LLC 2.540% due 05/15/2046	279	270
Toyota Auto Receivables Owner Trust 4.400% due 06/15/2029	500	504
World Omni Auto Receivables Trust 5.610% due 02/15/2028	224	225
World Omni Select Auto Trust 4.980% due 02/15/2030	500	503

Total United States		24,780

Total Asset-Backed Securities (Cost $42,078)		42,127

CORPORATE BONDS & NOTES 19.2%
CANADA 1.1%
BANKING & FINANCE 0.2%
Royal Bank of Canada 5.021% (SOFRINDX + 0.710%) due 01/21/2027 ~	300	301

INDUSTRIALS 0.8%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	1,500	1,511

UTILITIES 0.1%
Fortis, Inc. 3.055% due 10/04/2026	300	297

Total Canada		2,109

CAYMAN ISLANDS 0.1%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 4.375% due 05/01/2026	200	200

Total Cayman Islands		200

FRANCE 0.5%
BANKING & FINANCE 0.5%
Banque Federative du Credit Mutuel SA 5.308% (SOFRRATE + 0.990%) due 10/16/2028 ~	300	301
BPCE SA 5.975% due 01/18/2027 •	700	703

		1,004

Total France		1,004

GERMANY 0.4%
BANKING & FINANCE 0.4%
Deutsche Bank AG 2.129% due 11/24/2026 •	700	697

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Germany		697

IRELAND 0.1%
BANKING & FINANCE 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% due 10/29/2026	200	197

Total Ireland		197

JAPAN 0.6%
BANKING & FINANCE 0.2%
Sumitomo Mitsui Financial Group, Inc.
5.316% due 07/09/2029	200	208
4.660% due 07/08/2031 •	200	202

		410

INDUSTRIALS 0.4%
NTT Finance Corp.
5.643% (SOFRRATE + 1.310%) due 07/16/2030 ~	600	611
1.162% due 04/03/2026	200	197

		808

Total Japan		1,218

LIBERIA 1.0%
INDUSTRIALS 1.0%
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028	300	306
4.250% due 07/01/2026	300	300
5.500% due 08/31/2026	800	803
5.375% due 07/15/2027	400	404

		1,813

Total Liberia		1,813

NETHERLANDS 0.8%
BANKING & FINANCE 0.8%
ING Groep NV 5.163% (SOFRINDX + 1.010%) due 03/25/2029 ~	1,500	1,508

Total Netherlands		1,508

SWITZERLAND 0.1%
BANKING & FINANCE 0.1%
UBS Group AG 3.091% due 05/14/2032 •	250	231

Total Switzerland		231

UNITED KINGDOM 3.8%
BANKING & FINANCE 3.7%
Barclays PLC
6.496% due 09/13/2027 •	500	510
5.345% (SOFRRATE + 1.080%) due 11/11/2029 ~	850	853
HSBC Holdings PLC
2.357% due 08/18/2031 •	300	272
5.510% (SOFRRATE + 1.290%) due 03/03/2031 ~	200	202
Lloyds Banking Group PLC 5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~	1,700	1,710
Nationwide Building Society 5.398% (SOFRRATE + 1.070%) due 07/14/2029 ~	700	701
NatWest Group PLC 1.642% due 06/14/2027 •	500	491
NatWest Markets PLC 5.022% due 03/21/2030	600	616
Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •	600	602
5.223% (SOFRINDX + 1.070%) due 09/22/2029 ~	300	301

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

Standard Chartered PLC 6.187% due 07/06/2027 •	700	709

		6,967

INDUSTRIALS 0.1%
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032	200	210

Total United Kingdom		7,177

UNITED STATES 10.7%
BANKING & FINANCE 4.1%
Athene Global Funding
5.033% due 07/17/2030	300	305
5.159% due 09/18/2028 •	1,500	1,504
Bank of America Corp. 5.162% due 01/24/2031 •	200	207
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060	200	26
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	1,500	1,516
3.815% due 11/02/2027	200	195
Goldman Sachs Bank USA 4.929% (SOFRRATE + 0.770%) due 03/18/2027 ~	1,000	1,002
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	300	296
5.207% due 01/28/2031 •	100	103
5.005% (SOFRRATE + 0.820%) due 09/10/2027 ~	200	201
HPS Corporate Lending Fund 5.450% due 01/14/2028	300	303
Jackson National Life Global Funding
5.350% due 01/13/2030	200	207
5.129% (SOFRRATE + 0.950%) due 09/12/2028 ~	700	703
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028	500	500
5.866% (SOFRRATE + 1.690%) due 09/15/2028 ~	300	301
Synchrony Financial 3.700% due 08/04/2026	200	199
Wells Fargo & Co. 5.150% due 04/23/2031 •	100	103

		7,671

INDUSTRIALS 5.7%
BAT Capital Corp. 3.215% due 09/06/2026	400	397
Bayer U.S. Finance II LLC 4.375% due 12/15/2028	200	199
Beignet 6.850% due 06/01/2049 «(a)	400	400
Berry Global, Inc. 1.650% due 01/15/2027	200	194
Boeing Co.
2.700% due 02/01/2027	400	392
2.196% due 02/04/2026	1,900	1,886
Cox Communications, Inc. 3.350% due 09/15/2026	600	596
Daimler Truck Finance North America LLC 4.650% due 10/12/2030	700	701
Expand Energy Corp. 6.750% due 04/15/2029	200	202
Global Payments, Inc.
4.800% due 04/01/2026	200	200
2.150% due 01/15/2027	200	195
HCA, Inc.
5.250% due 06/15/2026	700	701
5.375% due 09/01/2026	600	603
Hyundai Capital America
5.502% (SOFRRATE + 1.350%) due 03/27/2030 ~	1,500	1,514
5.250% due 01/08/2027	700	708
5.229% due 09/18/2028 •	100	100
Illumina, Inc. 4.650% due 09/09/2026	300	302
Las Vegas Sands Corp. 3.500% due 08/18/2026	200	198
Sysco Corp. 5.100% due 09/23/2030	500	516
Viper Energy Partners LLC 4.900% due 08/01/2030	500	504

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

Volkswagen Group of America Finance LLC 4.550% due 09/11/2028		200	201

			10,709

UTILITIES 0.9%
Emera U.S. Finance LP 3.550% due 06/15/2026		800	796
NextEra Energy Capital Holdings, Inc. 5.050% due 03/15/2030		500	515
Southern California Edison Co.
4.875% due 02/01/2027		200	201
5.850% due 11/01/2027		100	103
4.700% due 06/01/2027		100	100

			1,715

Total United States			20,095

Total Corporate Bonds & Notes (Cost $36,117)			36,249

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
UNITED KINGDOM 0.1%
Uropa Securities PLC 4.402% due 10/10/2040 •	GBP	91	122

Total United Kingdom			122

UNITED STATES 3.4%
Angel Oak Mortgage Trust 5.338% due 05/27/2069 þ		$404	406
Chase Home Lending Mortgage Trust 5.606% due 05/25/2055 •		314	313
CLNY Trust 5.717% due 11/15/2038 •		419	414
Countrywide Alternative Loan Trust 4.632% due 04/25/2046 •		177	166
Cross Mortgage Trust
6.093% due 04/25/2069 þ		336	339
6.147% due 07/25/2069 þ		358	363
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		275	277
GCAT Trust 6.007% due 01/25/2059 þ		306	309
GS Mortgage Securities Trust 4.003% due 07/10/2051		700	693
JP Morgan Chase Commercial Mortgage Securities Trust
5.548% due 02/15/2035 •		469	462
5.648% due 12/15/2031 •		145	144
MASTR Adjustable Rate Mortgages Trust 5.578% due 11/21/2034 ~		48	46
Morgan Stanley Capital I Trust 5.698% due 11/15/2034 •		226	222
OBX Trust 6.520% due 07/25/2063 þ		514	519
Oceanview Mortgage Trust 5.298% due 05/25/2055 •		785	787
PMT Loan Trust 5.706% due 08/25/2056 •		693	695
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		219	214

Total United States			6,369

Total Non-Agency Mortgage-Backed Securities (Cost $6,483)			6,491

SOVEREIGN ISSUES 4.2%
BRAZIL 1.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	20,800	3,651

Total Brazil			3,651

CHILE 0.5%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	465,000	471
5.000% due 10/01/2028		430,000	447

Total Chile			918

COLOMBIA 0.5%
Colombia TES
6.000% due 04/28/2028	COP	2,227,900	520

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

11.000% due 08/22/2029		1,900,000	490

Total Colombia			1,010

LUXEMBOURG 0.4%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$800	813

Total Luxembourg			813

MEXICO 0.3%
Mexico Bonos 8.500% due 03/02/2028	MXN	9,000	499

Total Mexico			499

SAUDI ARABIA 0.3%
Saudi Government International Bonds 5.125% due 01/13/2028		$600	613

Total Saudi Arabia			613

SOUTH AFRICA 0.3%
Republic of South Africa Government Bonds 8.000% due 01/31/2030	ZAR	8,300	482

Total South Africa			482

Total Sovereign Issues (Cost $7,764)			7,986

U.S. GOVERNMENT AGENCIES 14.5%
UNITED STATES 14.5%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		$315	308
5.500% due 10/01/2052 - 06/01/2053		930	942
6.454% due 09/01/2037 •		94	98
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~		495	471
4.905% due 08/25/2027 •		340	340
Federal Home Loan Mortgage Corp. REMICS
4.900% due 07/15/2040 •		61	61
4.937% due 07/15/2037 •		8	8
5.017% due 10/15/2033 •		65	65
5.250% due 10/25/2055 •		500	501
5.256% due 09/25/2055 •		1,782	1,792
5.296% due 11/25/2054 •		820	821
5.306% due 03/25/2055 - 08/25/2055 •		942	940
5.456% due 11/25/2054 •		683	683
5.506% due 12/25/2054 - 01/25/2055 •		2,661	2,671
5.556% due 08/25/2055 •		3,205	3,212
Federal National Mortgage Association
3.000% due 01/01/2027		33	32
4.300% due 12/01/2029		601	606
4.610% due 07/01/2029		700	712
4.730% due 05/01/2029		200	204
4.760% due 06/01/2029		1,700	1,740
5.500% due 10/01/2052 - 01/01/2054		72	72
Federal National Mortgage Association REMICS
4.771% due 12/25/2045 •		140	139
4.910% due 09/25/2046 - 11/25/2059 •		745	738
5.256% due 08/25/2055 •		1,262	1,262
5.406% due 01/25/2055 •		271	271
5.556% due 12/25/2053 •		500	503
Government National Mortgage Association 5.589% due 06/20/2055 •		2,482	2,498
Government National Mortgage Association REMICS
5.150% due 07/20/2065 «		950	949
5.466% due 12/20/2066 •		284	286
Uniform Mortgage-Backed Security, TBA
6.000% due 11/01/2055		1,400	1,430
6.500% due 11/01/2055		2,860	2,957

Total U.S. Government Agencies (Cost $27,207)			27,312

U.S. TREASURY OBLIGATIONS 12.5%
UNITED STATES 12.5%
U.S. Treasury Floating Rate Notes
4.057% due 07/31/2027 •(i)		18,500	18,487
U.S. Treasury Inflation Protected Securities(e)
0.125% due 01/15/2031		372	349
0.625% due 07/15/2032		334	316
1.625% due 04/15/2030		4,364	4,432

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $23,586)		23,584

SHORT-TERM INSTRUMENTS 18.8%
COMMERCIAL PAPER 6.8%
Air Lease Corp. 4.560% due 10/07/2025	300	300
Alimentation Couche-Tard, Inc. 4.560% due 10/03/2025	1,600	1,599
AMETEK, Inc. 4.570% due 11/20/2025	1,800	1,789
Canadian Natural Resources Ltd. 4.340% due 10/24/2025	600	598
Crown Castle, Inc.
4.620% due 10/21/2025	300	299
4.800% due 10/09/2025	1,900	1,898
Edison International 4.520% due 10/09/2025	600	599
Glencore Funding LLC 4.360% due 10/16/2025	600	599
Keurig Dr. Pepper, Inc. 4.450% due 10/15/2025	300	300
Oracle Corp.
4.220% due 01/16/2026	600	593
4.330% due 11/19/2025	1,800	1,789
Targa Resources Corp. 4.380% due 10/17/2025	1,500	1,497
VW Credit, Inc.
4.610% due 10/06/2025	400	400
4.610% due 10/14/2025	500	499

Total Commercial Paper (Cost $12,759)		12,759

SHORT-TERM NOTES 6.3%
Federal Home Loan Bank Discount Notes
3.905% due 12/24/2025 (c)(d)	4,300	4,261
3.910% due 12/26/2025 (c)(d)	5,400	5,350
3.954% due 12/05/2025 (c)(d)	1,900	1,887
SCCU Auto Receivables Trust 4.552% due 07/15/2026	276	276

Total Short-Term Notes (Cost $11,773)		11,774

U.S. TREASURY BILLS 5.7%
4.078% due 10/14/2025 - 11/25/2025 (b)(c)(g)(i)	10,865	10,810

Total Short-Term Instruments (Cost $35,342)		35,343

Total Investments in Securities (Cost $178,577)		179,092

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short Asset Portfolio	421,349	4,134

Total Short-Term Instruments (Cost $4,124)		4,134

Total Investments in Affiliates (Cost $4,124)		4,134

Total Investments 97.2% (Cost $182,701)		$183,226
Financial Derivative Instruments(f)(h)0.5%(Cost or Premiums, net $665)		937
Other Assets and Liabilities, net 2.3%		4,397

Net Assets 100.0%		$188,560

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
United States (1.1)%
Uniform Mortgage-Backed Security, TBA	5.500%	11/01/2055	$2,100	$(2,119)	$(2,116)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(66) at a weighted average interest rate of 4.380%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2025	64	$4,800	$(27)	$33	$0
Canada Government 5-Year Bond December Futures	12/2025	108	8,949	105	22	0
E-Mini S&P 500 Index December Futures	12/2025	280	94,343	1,152	353	0
Long Guilt December Futures	12/2025	1	122	1	1	0
Mini MSCI EAFE Index December Futures	12/2025	676	94,143	(295)	362	0
U.S. Treasury 5-Year Note December Futures	12/2025	575	62,787	93	22	0
U.S. Treasury Long-Term Bond December Futures	12/2025	7	816	16	0	(2)

$1,045	$793	$(2)

SHORT FUTURES CONTRACTS
Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Schatz December Futures	12/2025	17	$(2,135)	$3	$0	$0
U.S. Treasury 2-Year Note December Futures	12/2025	157	(32,719)	(16)	0	(17)
U.S. Treasury 10-Year Note December Futures	12/2025	106	(11,925)	(53)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	20	(2,401)	(54)	11	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	24	(2,762)	1	1	0

$(119)	$14	$(17)

Total Futures Contracts	$926	$807	$(19)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

BNP Paribas SNR	1.000%	Quarterly	12/20/2025	0.170%	EUR	100	$1	$(1)	$0	$0	$0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.251		$200	1	(1)	0	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.330		100	0	1	1	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.190	EUR	400	0	9	9	0	0

							$2	$8	$10	$0	$0

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	2,800	$(14)	$(2)	$(16)	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025		$10,600	24	13	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		13,000	110	216	326	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		4,200	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		130	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		5,570	(47)	(1)	(48)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,300	4	3	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		700	3	(8)	(5)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		35,400	(275)	281	6	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		8,310	429	(239)	190	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		3,200	(54)	1	(53)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.734	Annual	05/31/2032		3,400	0	52	52	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.791	Annual	05/31/2032		6,600	0	123	123	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		4,800	(94)	34	(60)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	1,970,800	0	13	13	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.530	Quarterly	08/22/2029		1,800,000	0	1	1	1	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	5,400	0	4	4	3	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,100	0	(17)	(17)	0	(1)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		3,300	(31)	2	(29)	0	(2)
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030	ZAR	7,700	(29)	(4)	(33)	0	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028	CLP	406,800	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030		465,000	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028	MXN	8,600	(1)	(4)	(5)	0	0

							$25	$461	$486	$12	$(34)

Total Swap Agreements							$27	$469	$496	$12	$(34)

(g)

Securities with an aggregate market value of $2,012 and cash of $9,707 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(6)						Unsettled variation margin asset of $5 for closed futures is outstanding at period end.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2025	CHF	114		$142	$0	$(1)
	10/2025	JPY	1,814		12	0	0
	10/2025		$16	JPY	2,355	0	0
	10/2025		23	NZD	39	0	0
	10/2025		6	PLN	22	0	0
	11/2025	NZD	39		$23	0	0
	11/2025		$12	JPY	1,808	0	0
BPS	10/2025	BRL	1,900		$317	0	(40)
	10/2025	IDR	25,096		1	0	0
	10/2025	JPY	2,102		14	0	0
	10/2025	PLN	870		239	0	0
	10/2025		$348	BRL	1,900	9	0
	10/2025		4	CNH	25	0	0
	10/2025		14	TWD	439	0	0
	11/2025		19	BRL	100	0	0
	11/2025		14	JPY	2,095	0	0
	04/2026	BRL	1,700		$297	0	(8)
BRC	10/2025	CHF	13		17	0	0
	10/2025	PLN	1,202		329	0	(2)
	10/2025		$12	CHF	10	0	0
	10/2025		231	GBP	172	0	0
	11/2025	CHF	10		$12	0	0
	11/2025	ZAR	1,144		65	0	(1)
BSH	10/2025	BRL	3,200		602	1	0
	10/2025	EUR	1,506		1,750	0	(18)
	10/2025		$588	BRL	3,200	13	0
	10/2025		7	NZD	11	0	0
	11/2025	NZD	11		$7	0	0
	04/2026	BRL	3,400		598	0	(13)
CBK	10/2025		648		117	0	(5)
	10/2025	EUR	493		576	0	(3)
	10/2025	JPY	52,500		355	0	(1)
	10/2025		$122	BRL	648	0	0
	10/2025		48	CAD	67	0	0
	10/2025		15	CNH	105	0	0
	10/2025	ZAR	284		$16	0	0
	11/2025	CAD	66		48	0	0
	11/2025	JPY	91,000		617	0	0
DUB	10/2025		$8	CNH	54	0	0
	10/2025		1,525	PLN	5,554	3	0
	11/2025	ZAR	2,764		$158	0	(2)
FAR	10/2025	AUD	157		102	0	(2)
	10/2025	PLN	1,841		504	0	(2)
	10/2025		$103	AUD	157	1	0
	10/2025		522	JPY	76,719	0	(3)
	10/2025		19	SGD	24	0	0
	11/2025	AUD	157		$103	0	(1)
	11/2025	SGD	24		19	0	0
	12/2025	MXN	10,392		548	0	(15)
GLM	10/2025	BRL	9,600		1,567	0	(237)
	10/2025	IDR	25,816		2	0	0
	10/2025		$1,779	BRL	9,600	25	(1)
	10/2025		7	THB	239	0	0
	04/2026	BRL	7,300		$1,284	0	(29)
JPM	10/2025	CAD	67		48	0	0
	10/2025	CLP	438,320		456	0	0
	10/2025	PLN	796		217	0	(2)
	11/2025	ZAR	2,447		140	0	(2)
	04/2026	BRL	8,400		1,424	0	(87)
MBC	10/2025	CNH	26		4	0	0
	10/2025	EUR	417		494	4	0
	10/2025	GBP	168		225	0	(1)
	10/2025	JPY	1,042		7	0	0
	10/2025	SEK	439		46	0	(1)
	10/2025	SGD	24		19	0	0
	10/2025		$145	CHF	116	0	0

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

10/2025	4	CNH	28	0	0
10/2025	1,149	EUR	978	0	0
10/2025	11	JPY	1,674	0	0
11/2025	4	CNH	26	0	0
11/2025	7	JPY	1,038	0	0
MYI	10/2025	JPY	39,742	$266	0	(3)
10/2025	PLN	472	130	1	0
10/2025	$4	CNH	28	0	0
10/2025	71	JPY	10,412	0	0
11/2025	266	39,604	3	0
12/2025	19	CZK	393	0	0
NGF	10/2025	IDR	23,190	$1	0	0
SCX	10/2025	$194	GBP	145	1	0
10/2025	363	JPY	53,308	0	(2)
11/2025	GBP	145	$194	0	(1)
SOG	10/2025	BRL	950	179	0	0
10/2025	JPY	86,548	582	0	(4)
10/2025	NZD	51	30	0	0
10/2025	$178	BRL	950	1	0
10/2025	1,692	EUR	1,438	0	(3)
10/2025	272	JPY	40,034	0	(2)
11/2025	COP	4,307,316	$1,057	0	(36)
11/2025	EUR	1,438	1,695	3	0
11/2025	$582	JPY	86,248	4	0
12/2025	BRL	964	$178	0	0
03/2026	CLP	445,395	460	0	(3)
SSB	10/2025	GBP	149	201	1	0
UAG	10/2025	PLN	472	130	0	0
10/2025	$16	ZAR	284	0	0
10/2025	ZAR	284	$16	0	0
11/2025	1,245	71	0	(1)

Total Forward Foreign Currency Contracts	$70	$(532)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850%	11/21/2025	4,000	$1	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,600	1	0
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/13/2026	76,600	51	20
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	40,500	42	44
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	3,100	3	3
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	32,700	35	35
Total Purchased Options	$133	$102

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.248%	$400	$(16)	$1	$0	$(15)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	2,609	$521	$20	$541	$0

Total Swap Agreements	$505	$21	$541	$(15)

(i)

Securities with an aggregate market value of $280 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$14,595	$0	$14,595
Ireland	0	1,439	0	1,439
Japan	0	452	0	452
Jersey, Channel Islands	0	861	0	861
United States	0	24,780	0	24,780
Corporate Bonds & Notes
Canada
Banking & Finance	0	301	0	301
Industrials	0	1,511	0	1,511
Utilities	0	297	0	297
Cayman Islands
Banking & Finance	0	200	0	200
France
Banking & Finance	0	1,004	0	1,004
Germany
Banking & Finance	0	697	0	697
Ireland
Banking & Finance	0	197	0	197
Japan
Banking & Finance	0	410	0	410
Industrials	0	808	0	808
Liberia
Industrials	0	1,813	0	1,813
Netherlands
Banking & Finance	0	1,508	0	1,508
Switzerland
Banking & Finance	0	231	0	231
United Kingdom
Banking & Finance	0	6,967	0	6,967
Industrials	0	210	0	210
United States
Banking & Finance	0	7,671	0	7,671
Industrials	0	10,309	400	10,709
Utilities	0	1,715	0	1,715
Non-Agency Mortgage-Backed Securities
United Kingdom	0	122	0	122
United States	0	6,369	0	6,369
Sovereign Issues
Brazil	0	3,651	0	3,651
Chile	0	918	0	918
Colombia	0	1,010	0	1,010
Luxembourg	0	813	0	813
Mexico	0	499	0	499
Saudi Arabia	0	613	0	613
South Africa	0	482	0	482
U.S. Government Agencies
United States	0	26,363	949	27,312
U.S. Treasury Obligations
United States	0	23,584	0	23,584
Short-Term Instruments
Commercial Paper	0	12,759	0	12,759
Short-Term Notes	0	11,774	0	11,774
U.S. Treasury Bills	0	10,810	0	10,810

	$0	$177,743	$1,349	$179,092
Investments in Affiliates, at Value

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2025 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,134	$0	$0	$4,134

Total Investments	$4,134	$177,743	$1,349	$183,226

Short Sales, at Value – Liabilities
United States
U.S. Government Agencies	0	(2,116)	0	(2,116)

	$0	$(2,116)	$0	$(2,116)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	771	48	0	819
Over the counter	0	713	0	713

	$771	$761	$0	$1,532
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(53)	0	(53)
Over the counter	0	(547)	0	(547)

	$0	$(600)	$0	$(600)

Total Financial Derivative Instruments	$771	$161	$0	$932

Totals	$4,905	$175,788	$1,349	$182,042

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio's tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$862	$5,266	$(2,000)	$2	$4	$4,134	$66	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$46	$8,538	$(8,583)	$(1)	$0	$0	$37	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	CZK	Czech Koruna	PLN	Polish Zloty
BRL	Brazilian Real	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound	SGD	Singapore Dollar
CHF	Swiss Franc	IDR	Indonesian Rupiah	THB	Thai Baht
CLP	Chilean Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	USD (or $)	United States Dollar
COP	Colombian Peso	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor's 500 Index	SONIO	Sterling Overnight Interbank Average Rate
IBR	Indicador Bancario de Referencia	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
CHILIBOR	Chile Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company